Convertible Note (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Short-term Debt [Line Items]
Accrued Interest			$ 7,227
Gain on Repayment	$ 77,540	$ 108,440	$ 206,052
Convertible Notes
Short-term Debt [Line Items]
Convertible Notes Issued Balance	$ 80,000	$ 96,000
Maturity Date Minimum	Mar. 11, 2018	Feb. 28, 2018
Maturity Date Maximum	Apr. 27, 2018	Mar. 30, 2018
Interest Rate per annum Minimum	8.00%	12.00%
Interest Rate per annum Maximum	12.00%
Conversion Rate	60.00%	61.00%
Common Shares Issued In Relation to Conversion	6,153,846	27,305,206
Reduction in Convertible Debt	$ 8,000	$ 54,877
Related to Principal		47,650
Repaid Notes		18,302
Accrued Interest Repaid		3,014
Gain on Repayment		$ 33,283
Common shares issued in relation to conversion options exercised		27,305,206